Average Annual Total Returns - American Century Quantitative Equity Funds Prospectus			12 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
		Nov. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.51%	14.28%		12.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			14.37%	8.68%		8.49%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			33.36%	18.96%		16.78%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%		13.10%
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			18.67%	11.17%		9.95%
NYSE Arca Gold Miners Index (Total Return) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NYSE Arca Gold Miners Index (Total Return) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.09%	5.13%		8.08%
Russell 3000® Index3 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	13.86%		12.55%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.54%	7.40%		7.82%
S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.43%	6.61%		8.43%
DISCIPLINED CORE VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			13.26%	8.24%		8.29%
DISCIPLINED CORE VALUE FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.90%	5.63%		5.96%
DISCIPLINED CORE VALUE FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.10%	5.80%		5.97%
DISCIPLINED CORE VALUE FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			13.48%	8.45%		8.50%
DISCIPLINED CORE VALUE FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			6.51%	6.70%		7.38%
DISCIPLINED CORE VALUE FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	C Class1 Return Before Taxes
Average Annual Return, Percent	[1]		12.18%	7.17%		7.38%
DISCIPLINED CORE VALUE FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			12.70%	7.70%		7.75%
DISCIPLINED CORE VALUE FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[2]		13.51%	8.45%		8.51%
Performance Inception Date		Apr. 10, 2017
DISCIPLINED GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			31.36%	16.26%		13.37%
Performance Inception Date		Sep. 30, 2005
DISCIPLINED GROWTH FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			22.10%	12.40%		10.45%
Performance Inception Date		Sep. 30, 2005
DISCIPLINED GROWTH FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			25.68%	12.49%		10.32%
Performance Inception Date		Sep. 30, 2005
DISCIPLINED GROWTH FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			31.63%	16.49%		13.59%
Performance Inception Date		Sep. 30, 2005
DISCIPLINED GROWTH FUND Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Y Class Return Before Taxes
Average Annual Return, Percent			31.71%	16.55%	15.66%
Performance Inception Date		Apr. 10, 2017
DISCIPLINED GROWTH FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			23.50%	14.59%		12.42%
Performance Inception Date		Sep. 30, 2005
DISCIPLINED GROWTH FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	C Class1 Return Before Taxes
Average Annual Return, Percent	[3]		30.04%	15.10%		12.41%
Performance Inception Date	[3]	Sep. 28, 2007
DISCIPLINED GROWTH FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			30.72%	15.68%		12.81%
Performance Inception Date		Sep. 30, 2005
DISCIPLINED GROWTH FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[4]		31.65%	16.49%		13.59%
Performance Inception Date	[4]	Apr. 10, 2017
EQUITY GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			24.70%	11.60%		10.34%
EQUITY GROWTH FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			24.52%	8.92%		7.89%
EQUITY GROWTH FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.74%	8.46%		7.62%
EQUITY GROWTH FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			24.94%	11.83%		10.56%
EQUITY GROWTH FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			17.26%	10.02%		9.41%
EQUITY GROWTH FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	C Class1 Return Before Taxes
Average Annual Return, Percent	[5]		23.47%	10.50%		9.40%
EQUITY GROWTH FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			24.10%	11.05%		9.79%
EQUITY GROWTH FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[6]		24.98%	11.83%		10.56%
Performance Inception Date	[6]	Apr. 10, 2017
GLOBAL GOLD FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			15.11%	3.24%		6.93%
GLOBAL GOLD FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			14.82%	3.01%		6.35%
GLOBAL GOLD FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.29%	2.59%		5.39%
GLOBAL GOLD FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			15.34%	3.45%		7.14%
GLOBAL GOLD FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			8.18%	1.77%		6.04%
GLOBAL GOLD FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	C Class1 Return Before Taxes
Average Annual Return, Percent	[7]		13.95%	2.23%		6.04%
GLOBAL GOLD FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			14.47%	2.72%		6.40%
SMALL COMPANY FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			4.44%	6.99%		5.90%
SMALL COMPANY FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.37%	6.07%		4.99%
SMALL COMPANY FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.68%	5.46%		4.59%
SMALL COMPANY FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			4.68%	7.22%		6.11%
SMALL COMPANY FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(1.83%)	5.47%		5.01%
SMALL COMPANY FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	C Class1 Return Before Taxes
Average Annual Return, Percent	[8]		3.45%	5.94%		5.01%
SMALL COMPANY FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			3.96%	6.47%		5.38%
SMALL COMPANY FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[9]		4.68%	7.21%		6.11%
Performance Inception Date		Apr. 10, 2017
UTILITIES FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			24.32%	3.91%		5.48%
UTILITIES FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			23.59%	2.57%		4.07%
UTILITIES FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.86%	2.84%		4.09%

[1]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[2]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[3]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[4]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[5]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[6]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[7]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[8]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[9]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.